Expected Future Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 26,197
2014	28,084
2015	30,972
2016	33,553
2017	34,518
2018 - 2022	209,895
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2013	9,418
2014	9,485
2015	10,461
2016	10,163
2017	10,827
2018 - 2022	¥ 58,880